FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of significant fair value of the private warrants

The Private Warrant liabilities are determined using a Black-Scholes option pricing model, a Level 2 valuation. The significant inputs to the Private Warrant valuation are as follows:

	On the Closing Date
	of the Business
	Combination	March 31, 2021
Exercise price	$11.50	$11.50
Stock price	$24.95	$18.30
Volatility	25.0%	55.8%
Remaining term in years	5.00	4.83
Risk-free rate	0.45%	0.92%
Dividend yield	—	—

Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

The table below presents the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for each measurement:

	Fair Value as of March 31, 2021
(In thousands)	Balance Sheet Account	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency options	Other assets, net	$—	$166	$—	$166
Total assets		$—	$166	$—	$166
Liabilities:
Foreign currency forward contracts	Other current liabilities	$—	$798	$—	$798
Private Warrants	Private Warrant liabilities	—	29,920	—	29,920
Total liabilities		$—	$30,718	$—	$30,718

Novus Capital Corp [Member]
Schedule of significant fair value of the private warrants

	At Issuance	As of
	(May 19, 2020)	December 31, 2020
Exercise price	11.50	11.50
Stock price	10.00	15.65
Volatility	22.0%	22.0%
Probability of completing a Business Combination	68%	97.5%
Term in years	5	5
Risk-free rate	0.35%	0.36%
Dividend yield	—	—

Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

		December 31,
Description	Level	2020
Assets:
Marketable securities held in Trust Account	1	$100,048,410
Liabilities:
Private Warrant liabilities	2	$16,900,000